Uncategorized Items	1/1/2014 - 9/30/2014 USD ($)
[cafn_AdjustmentToAdditionalPaidInCapitalBeneficialConversionFeatureConvertibleNotesPayable]	2,757,268
[cafn_AdjustmentToAdditionalPaidInCapitalWarrantsExchangedForCommonShares]	7,906
[cafn_AdjustmentToAdditionalPaidInCapitalWarrantsIssuedAsInducementForDebtConversionToEquity]	370,308
[cafn_AdjustmentToAdditionalPaidInCapitalWarrantsIssuedForProfessionalServices]	20,611
[cafn_CommonStockIssuedUnderReverseMergerValue]	(88,144)
[cafn_StockIssuedDuringPeriodValueConversionOfDebtAndInterestForCommonStock]	7,288,025
[cafn_StockIssuedDuringPeriodValueConvertilePreferredStock]	839,300
[cafn_StockIssuedDuringPeriodValueDebtIssuanceRelatedParty]	890,624
[us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue]	151,574
[us-gaap_SharesOutstanding]		10,000	10,000	5,000,000	5,000,000	5,000,000
[us-gaap_StockholdersEquity]							999	1	(1,139)	999	1	(38,497)	500	500	(68,803)	15,008	500	(69,380)	22,734	500